Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Deposits and Other Current Assets, Net [Abstract]
Deposits	$ 73,024	$ 72,071
Prepayment (note)	576,433	3,261
Interest income receivables from fixed deposit bank accounts	7,365
Other current assets, net	3,506	1,931
Total	$ 660,328	$ 77,263